Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurements of structured note liabilities [Abstract]
Fair value	$ 18,073	$ 15,829
Notional amount due at contractual maturity	19,175	15,431
Change in fair value recorded in the Consolidated Statement of Income	1,319	(1,414)
Change in fair value due to own credit risk recorded in OCI (before tax)	(26)	114
Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)	$ (168)	$ (141)